TAXES ON INCOME (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Reserves and allowances	$ 1,423	$ 143
Operating loss carryforwards	14,681	11,130
Capital loss carryforwards	7,486	7,022
Total deferred tax assets	23,590	18,295
Less - valuation allowance	(23,590)	(18,295)
Net deferred tax assets